Group - Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ (29)	$ (9)
Foreign currency translation reserve
Other comprehensive income that will not be reclassified to profit or loss, net of tax	1,411	1,411	$ 1,411
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 40	$ 45	$ 81